CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2014
CONTRACTS IN PROGRESS [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-	CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Summarized below are the components of the amounts:

Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2014	2013

Costs incurred on uncompleted contracts, net (*)	$18,417	$35,032
Estimated earnings	8,544	5,221

	26,961	40,253

Less - billings and progress payments	23,287	37,205

Costs and estimated earnings in excess of billings on uncompleted contracts	3,674	3,048

Less: Long-term portion	(1,017)	(1,017)

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$2,657	$2,031

(*)	Net of OCS grants in the amount of $0 and $15 as of December 31, 2014 and 2013, respectively (see Note 10b).